Inventory	12 Months Ended
Mar. 04, 2017
Inventory
Inventory

10. Inventory

At March 4, 2017 and February 27, 2016, inventories were $607,326, and $635,024, respectively, lower than the amounts that would have been reported using the first-in, first-out (“FIFO”) cost flow assumption. The Company calculates its FIFO inventory valuation using the retail method for store inventories and the cost method for distribution facility inventories. The Company recorded a LIFO credit for fiscal year 2017 of $3,721, compared to a LIFO charge of $7,892 for fiscal year 2016 and a LIFO credit of $10,023 for fiscal year 2015. During fiscal 2017, a reduction in non-pharmacy inventories resulted in the liquidation of applicable LIFO inventory quantities carried at lower costs in prior years. During fiscal 2016 and 2015, a reduction in inventories related to working capital initiatives resulted in similar LIFO liquidation. This LIFO liquidation resulted in a $2,375, $42,880 and $20,659 cost of revenues decrease, with a corresponding reduction to the adjustment to LIFO for fiscal 2017, fiscal 2016 and fiscal 2015, respectively.